Summary of Significant Accounting Policies - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Cryptocurrencies	$ 155,628	$ 96,022	$ 142,061
Total Assets	155,628	96,022	142,061
Derivative liability	4,265	793,495	1,358,901
Total Liabilities	4,265	793,495	1,358,901
Level 1 [Member]
Cryptocurrencies	155,628	96,022	142,061
Total Assets	155,628	96,022	142,061
Derivative liability
Total Liabilities
Level 2 [Member]
Cryptocurrencies
Total Assets
Derivative liability
Total Liabilities
Level 3 [Member]
Cryptocurrencies
Total Assets
Derivative liability	4,265	793,495	1,358,901
Total Liabilities	$ 4,265	$ 793,495	$ 1,358,901